Commitments and Contingencies - Additional Information (Detail) - KRW (₩) ₩ in Millions		12 Months Ended
	Jul. 27, 2022	Dec. 31, 2024	Dec. 31, 2023
Commitments and contingencies [Line Items]
Properties pledged as collateral for leases on buildings		₩ 1,098
Acquisition and disposition of investments in joint ventures and associates		(5,808)	₩ 11,983
Major Acquistion Of Shares [Member]
Commitments and contingencies [Line Items]
Acquistion And Disposal Of Shares In Joint Ventures And Associates	0
HFG Common Shares [Member] | Major Acquistion Of Shares [Member]
Commitments and contingencies [Line Items]
Deposits In Trust Account To Acquire Common Shares	₩ 330,032
Finnq Co Ltd [member]
Commitments and contingencies [Line Items]
Acquistion And Disposal Of Shares In Joint Ventures And Associates	(6,370,000)
Acquisition and disposition of investments in joint ventures and associates	₩ 5,733
Hana Card Co Ltd [Member]
Commitments and contingencies [Line Items]
Acquistion And Disposal Of Shares In Joint Ventures And Associates	(39,902,323)
Acquisition and disposition of investments in joint ventures and associates	₩ 330,032
Hana Card Co Ltd [Member] | Major Acquistion Of Shares [Member]
Commitments and contingencies [Line Items]
Deposits In Trust Account To Acquire Common Shares	₩ 68,437
Acquistion Of Property Plant And Equipment And Intangible Assets In The Future [Member]
Commitments and contingencies [Line Items]
Contractual commitment capital expenditure		28,346
SK Square Co., Ltd [Member]
Commitments and contingencies [Line Items]
Acquistion And Disposal Of Shares In Joint Ventures And Associates	(767,011)
Acquisition and disposition of investments in joint ventures and associates	₩ 31,563
Sales of Handsets [member]
Commitments and contingencies [Line Items]
Accounts receivable - other		₩ 241,962	₩ 291,747